Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of concentrations of credit risk

	Three months ended September 30,
	2025		2024
	Amount	% of Total Revenue	Amount	% of Total Revenue
Customer A	$28,500	99%	$–	–
Customer B	–	–	37,981	51%
Customer C	–	–	18,923	25%

For the nine months ended of September 30, 2025 and 2024, the Company’s revenue received from the following companies were set out as below:

	Nine months ended September 30,
	2025		2024
	Amount	% of Total Revenue	Amount	% of Total Revenue
Customer A	$132,531	52%	$–	–
Customer D	80,942	32%	–	–
Customer E	26,019	10%	–	–
Customer F	–	–	69,325	26%
Customer G	–	–	51,761	20%
Customer H	–	–	37,981	14%

Schedule of fair value of assets and liabilities measured on recurring basis

	September 30, 2025 (unaudited)
	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets
Marketable securities:
Stock	$43,548	$–	$–	$43,548
Total assets measured at fair value	$43,548	$–	$–	$43,548

	December 31, 2024
	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets
Marketable securities:
Stock	$24,660	$–	$–	$24,660
Total assets measured at fair value	$24,660	$–	$–	$24,660

Schedule of anti-dilutive shares

Nine Months Ended September 30,	2025	2024
Stock options	76,137	62,637

Schedule of exchange rates foreign currency

	Average Rate for the Nine Months Ended September 30,
	2025		2024
	(Unaudited)		(Unaudited)
China Yuan (RMB)	RMB	7.2197	RMB	7.1843
United States Dollar ($)		$1.0000		$1.0000

	Exchange Rate at
	September 30, 2025		December 31, 2024
	(Unaudited)
China Yuan (RMB)	RMB	7.198	RMB	7.2975
United States Dollar ($)		$1.0000		$1.0000